Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Of Financial Position [Abstract]
Accounts receivable, allowance	$ 1,582	$ 1,290
Net investment in finance leases, allowance current	252	100
Container leaseback financing receivable, allowance current	62	38
Containers, accumulated depreciation	2,029,667	1,851,664
Net investment in finance leases, allowance non current	1,027	643
Container leaseback financing receivable, allowance non current	52	75
Debt, net of unamortized costs current	7,938	8,624
Debt, net of unamortized costs non current	$ 26,946	$ 32,019
Preferred stock shares, par value	$ 0.01	$ 0.01
Preferred stock shares, liquidation preference per share	$ 25,000	$ 25,000
Preferred stock shares, Authorized	10,000,000	10,000,000
Preferred stock shares, issued	12,000	12,000
Preferred stock shares, outstanding	12,000	12,000
Depositary shares issued	12,000,000	12,000,000
Depositary per share equivalent to liquidation preference per share	$ 25.00	$ 25.00
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	59,943,282	59,503,710
Common shares, outstanding	43,634,655	48,831,855
Treasury shares, at cost, shares	16,308,627	10,671,855